UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09583
                                                     ---------

                           UBS Eucalyptus Fund, L.L.C.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
          -------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008


PAR                                                                                 MARKET VALUE
-------------------------------------------------------------------------------------------------
                     INVESTMENTS IN SECURITIES (119.66%)
                     -----------------------------------

                     CORPORATE BONDS (4.21%)
                     ------------------------
                     MEDICAL - BIOMEDICAL/GENETICS (0.80%)
   900,000           Oscient Pharmaceuticals Corp. (Callable 05/10/10 @ 100.00),
                     3.50%, 04/15/11                                                 $    297,000
   950,000           Vertex Pharmaceuticals, Inc. 4.75% 02/15/13, 4.75%, 02/15/13       1,167,312
                                                                                     ------------
                                                                                        1,464,312
                                                                                     ------------
                     MEDICAL - DRUGS (3.26%)
 1,857,171           Cinacalet Royalty Sub LLC., 144A, 8.00%, 03/30/17                  2,042,889
 3,949,206           Rotavirus Royalty Sub LLC., 144A, 10.921%, 10/15/14 *              3,880,466
                                                                                     ------------
                                                                                        5,923,355
                                                                                     ------------
                     THERAPEUTICS (0.15%)
   600,000           Vion Pharmaceuticals, Inc. (Callable 02/15/10 @ 100.00),
                     7.75%, 02/15/12 (b)                                                  270,000
                                                                                     ------------
                     TOTAL CORPORATE BONDS (Cost $8,303,908)                            7,657,667
                                                                                     ------------
SHARES
------
                     COMMON STOCK (114.05%)
                     ----------------------
                     CHEMICALS (0.38%)
     8,500           Bayer Ag - (Germany) **                                              683,674
                                                                                     ------------
                     DENTAL SUPPLIES & EQUIP (2.55%)
   417,000           Align Technology, Inc. *,(a)                                       4,632,870
                                                                                     ------------
                     DIAGNOSTIC EQUIPMENT (3.92%)
   148,000           Gen-Probe, Inc. *,(a)                                              7,133,600
                                                                                     ------------
                     DIAGNOSTIC KITS (0.12%)
   640,000           Adaltis, Inc. - (Canada) *,**, (b)                                   218,313
                                                                                     ------------
                     DRUG DELIVERY SYSTEMS (0.59%)
   310,500           Antares Pharma, Inc.                                                 332,235
   585,000           Ap Pharma, Inc. *,(a)                                                731,309
                                                                                     ------------
                                                                                        1,063,544
                                                                                     ------------
                     MEDICAL - BIOMEDICAL/GENETICS (41.73%)
    74,000           AMAG Pharmaceuticals, Inc. *,(a)                                   2,991,820
   154,000           American Oriental Bioengineering, Inc. - (China) *,**,(a)          1,247,400
   154,600           Amgen, Inc. *,(a)                                                  6,459,188
   288,000           ARIAD Pharmaceuticals, Inc. *,(a)                                    970,560
   158,700           ArQule, Inc. *,(a)                                                   679,236
   135,000           Biogen Idec, Inc. *,(a)                                            8,328,150

                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008


SHARES                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------
                     COMMON STOCK (CONTINUED)
                     ------------------------
                     MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
   323,500           Cytogen Corp. *,(b)                                             $    184,460
    25,300           Cytogen Corp. *,(b)                                                   13,409
   739,200           Cytokinetics, Inc. *,(a)                                           2,454,144
   130,000           Epigenomics Ag - (Germany) *,**                                      362,547
   270,000           Exelixis, Inc. *,(a)                                               1,876,500
   625,000           Genelabs Technologies, Inc. *                                        556,250
   169,900           Genentech, Inc. *,(a)                                             13,792,482
   181,000           Genzyme Corp. *,(a)                                               13,491,740
   410,000           Human Genome Sciences, Inc. *,(a)                                  2,414,900
   313,900           InterMune, Inc. *,(a)                                              4,576,662
   857,000           Kosan Biosciences, Inc. *,(a)                                      1,345,490
   163,000           Maxygen Inc. *,(a)                                                 1,052,980
   560,000           Neose Technologies, Inc. *,(b)                                       156,800
    94,400           Novelos Therapeutics, Inc. *                                          45,312
    83,000           Omrix Biopharmaceuticals, Inc. *,(a)                               1,162,000
    23,960           Rxi Pharmaceuticals Corporation *                                    227,623
   370,000           Sgx Pharmaceuticals, Inc. *,(a),(b)                                  503,200
    31,700           Sgx Pharmaceuticals, Inc. *,(a)                                       43,112
   685,500           Silence Therapeutic Plc - (United Kingdom) *,**                      596,069
   330,000           Targeted Genetics Corp. *,(b)                                        330,000
   244,800           Vertex Pharmaceuticals, Inc. *,(a)                                 5,848,272
 1,600,001           XOMA Ltd. *,(a)                                                    4,144,003
                                                                                     ------------
                                                                                       75,854,309
                                                                                     ------------
                     MEDICAL - DRUGS (27.14%)
     9,500           Allergan, Inc. (a)                                                   535,705
   360,000           Bristol-Myers Squibb Co. (a)                                       7,668,000
   900,000           Indevus Pharmaceuticals *,(a)                                      4,293,000
   108,100           Merck & Co., Inc. (a)                                              4,102,395
   111,000           Nichi-Iko Pharmaceutical Co., Ltd. - (Japan) **                    3,273,070
    10,000           Novo Nordisk A/S - (Denmark) **                                      686,321
   125,000           OSI Pharmaceuticals, Inc. *,(a)                                    4,673,750
     3,400           Pharmasset, Inc. *                                                    61,302
   665,100           Poniard Pharmaceuticals, Inc. *,(a)                                2,228,085
    22,000           Roche Holding Ag - (Switzerland) **,(a)                            4,466,508
   535,000           Schering-Plough Corp. (a)                                          7,709,350
   409,400           Shionogi & Co., Ltd. - (Japan) **                                  7,000,541
 9,638,100           Skyepharma Plc - (United Kingdom) *,**                             2,633,936
                                                                                     ------------
                                                                                       49,331,963
                                                                                     ------------
                     MEDICAL - GENERIC DRUGS (13.96%)
    66,600           Barr Pharmaceuticals, Inc. *,(a)                                   3,217,446
   359,100           Mylan Laboratories, Inc. *,(a)                                     4,165,560
   434,800           Nippon Chemiphar Co., Ltd. - (Japan) **                            2,494,306
   300,000           Par Pharmaceutical Companies, Inc. (a)                             5,217,000
    26,800           Perrigo Company (a)                                                1,011,164
    95,000           Sawai Pharmaceutical Co., Ltd. - (Japan) **                        4,619,481

                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008


SHARES                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------
                     COMMON STOCK (CONTINUED)
                     ------------------------
                     MEDICAL - GENERIC DRUGS (CONTINUED)
    23,100           Teva Pharmaceutical Industries Ltd., (a), (c), (d)              $  1,066,989
    84,400           Towa Pharmaceutical Co., Ltd. - (Japan) **                         3,586,799
                                                                                     ------------
                                                                                       25,378,745
                                                                                     ------------
                     MEDICAL - IMAGING SYSTEMS (0.11%)
    11,400           Given Imaging, Ltd. - (Israel) *,**, (a)                             192,432
                                                                                     ------------
                     PATIENT MONITORING EQUIPMENT (0.58%)
   173,600           Aspect Medical Systems, Inc. *,(a)                                 1,058,960
                                                                                     ------------
                     THERAPEUTICS (19.88%)
 1,500,000           Adherex Technologies, Inc. - (Canada) *,**, (b)                      451,732
   261,400           Alexza Pharmaceuticals, Inc. *,(a)                                 1,798,432
   560,800           Allos Therapeutics, Inc. *,(a)                                     3,409,664
    62,500           Amylin Pharmaceuticals, Inc. *,(a)                                 1,825,625
   136,700           BioMarin Pharmaceuticals, Inc. *,(a)                               4,835,079
   105,900           CV Therapeutics, Inc. *,(a)                                          755,067
   851,000           Cytrx Corporation *,(a)                                              978,650
   280,000           Discovery Laboratories,Inc. *,(a)                                    658,000
   105,000           Gilead Sciences, Inc. *, (a)                                       5,410,650
   143,900           ImClone Systems, Inc. *,(a)                                        6,104,238
   497,000           Neurogen Corporation *,(a)                                           924,420
   192,800           Onyx Pharmaceuticals, Inc. *,(a)                                   5,596,984
   184,800           QLT, Inc. *,**, (a)                                                  656,040
   419,100           Trimeris, Inc. (a)                                                 2,732,532
                                                                                     ------------
                                                                                       36,137,113
                                                                                     ------------
                     ULTRA SOUND IMAGING SYSTEMS (3.09%)
   197,700           Sonosite, Inc. *,(a)                                               5,620,611
                                                                                     ------------
                     TOTAL COMMON STOCK (Cost $31,274,461)                            207,306,134
                                                                                     ------------
                     PREFERRED STOCKS (0.34%)
                     ------------------------
                     MEDICAL - BIOMEDICAL/GENETICS (0.34%)
        13           Novelos Therapeutics, Inc. Series B *,(b)                            312,000
        13           Novelos Therapeutics, Inc., Series B *,(b)                           312,000
                                                                                     ------------
                                                                                          624,000
                                                                                     ------------
                     TOTAL PREFERRED STOCKS (Cost $1,300,000)                             624,000
                                                                                     ------------
                     WARRANTS (0.36%)
                     ----------------
                     DIAGNOSTIC KITS (0.02%)
   224,000           Adaltis, Inc., CAD 2.20, 05/02/12 *,**, (b)                           33,271
                                                                                     ------------
                     DRUG DELIVERY SYSTEMS (0.00%)
   930,000           DOR BioPharma, Inc., $0.88, 7/17/08 *,(b)                              1,953
                                                                                     ------------

                     MEDICAL - BIOMEDICAL/GENETICS (0.25%)
    87,500           Cytogen Corp. $3.32, 11/07/11 *,(b)                                    1,671
   115,000           Cytogen Corp. $6.00, 7/22/15 *,(b)                                     4,037


                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008


SHARES                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------
                     WARRANTS (CONTINUED)
                     --------------------
                     MEDICAL - BIOMEDICAL/GENETICS (CONTINUED)
   100,600           Entremed, Inc., $3.50, 12/27/09 *,(b)                           $      1,620
   125,000           Genelabs Technologies, Inc., $2.08, 9/26/12 *,(a),(b)                 29,300
   100,000           MicroIslet, Inc., $1.00, 3/16/09 *,(b)                                 7,340
   252,000           Neose Technolgies, Inc., $1.96, 3/09/12 *,(b)                         18,824
   650,000           Novelos Therapeutical, Inc., $1.25, 5/02/12 *,(b)                    128,830
        45           Orchid Cellmark, Inc., $21.70, 7/24/11 *,(b)                               1
        45           Orchid Cellmark, Inc., $23.50, 9/20/11 *,(b)                              --
       120           Orchid Cellmark, Inc., $8.05, 12/12/11 *,(b)                              --
    43,750           Oscient Pharmaceuticals Corp., $2.22, 4/6/11 *,(b)                    35,206
   182,250           Prana Biotechnology, Ltd. - AUD 8.00, 4/28/09 *,**, (b), (d)         194,971
   111,000           Sgx Pharmaceuticals, Inc., $5.77, 05/23/14 *,(b)                          --
   330,000           Targeted Gentics Corp., $3.25, 6/22/12 *,(b)                          36,234
                                                                                     ------------
                                                                                          458,034
                                                                                     ------------
                     MEDICAL LABS & TESTING SERVICES (0.00%)
    26,400           Clarient, Inc., $2.75, 03/25/08 *,(b)                                  1,914
                                                                                     ------------
                     THERAPEUTICS (0.09%)
   750,000           Adherex Technologies, Inc., - CAD 0.40, 2/21/10 *,**, (b)              1,389
   420,000           Adherex Technologies, Inc., - CAD 2.15, 12/15/08 *,**, (b)                --
   195,000           Vion Pharmaceuticals, Inc., $2.00, 2/15/10 *,(b)                     159,725
                                                                                     ------------
                                                                                          161,114
                                                                                     ------------
                     TOTAL WARRANTS (Cost $419,386)                                       656,286
                                                                                     ------------

NUMBER OF
CONTRACTS
---------
                     CALL OPTIONS (0.17%)
                     --------------------
                     MEDICAL - BIOMEDICAL/GENETICS (0.05%)
       410           AMAG Pharmaceuticals Inc. $75.00, 1/17/09                             85,075
                                                                                     ------------
                     MEDICAL - DRUGS (0.08%)
       575           Bristol-Myers Squibb Company $27.50 6/21/08                            4,600
       355           Elan Corporation Plc $25.00 07/19/08                                  70,113
       800           Par Pharmaceutical Cos, Inc. $22.50 08/16/08                          74,000
                                                                                     ------------
                                                                                          148,713
                                                                                     ------------
                     STOCK INDEX (0.04%)
       475           Ishares Nasdaq Biotech Index $80.00 06/21/08                          78,375
                                                                                     ------------
                     TOTAL CALL OPTIONS (Cost $1,131,895)                                 312,163
                                                                                     ------------

                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008

NUMBER OF
CONTRACTS                                                                           MARKET VALUE
-------------------------------------------------------------------------------------------------
                     PUT OPTIONS (0.53%)
                     -------------------
                     STOCK INDEX (0.03%)
     1,150           Ishares Nasdaq Biotech Index $70.00 04/19/08                    $     46,000
                                                                                     ------------
                     THERAPEUTICS (0.50%)
     1,800           Dendreon Corporation, $7.50, 1/17/09                                 913,500
                                                                                     ------------
                     TOTAL PUT OPTIONS (Cost $1,035,694)                                  959,500
                                                                                     ------------
                     INVESTMENTS IN SECURITIES (Cost $243,827,333)                    217,515,750
                                                                                     ------------
SHARES
------

                     COMMON STOCK SOLD, NOT YET PURCHASED ((44.51)%)
                     -----------------------------------------------
                     DIAGNOSTIC KITS ((0.73)%)
   (64,000)          Qiagen N.V. - (Netherlands) **                                    (1,331,200)
                                                                                     ------------
                     DISTRIBUTION/WHOLESALE ((0.33)%)
   (16,000)          Chindex International, Inc.                                         (604,160)
                                                                                     ------------
                     DRUG DELIVERY SYSTEMS ((1.79)%)
  (274,000)          Alkermes, Inc. *                                                  (3,255,120)
                                                                                     ------------
                     MEDICAL - BIOMEDICAL/GENETICS ((5.49)%)
    (7,345)          Amag Pharmaceutical, Inc. *                                         (296,958)
  (890,300)          Ark Therapeutics Group Plc - (United Kingdom) *,**                (1,287,302)
   (75,500)          Bioms Medical Corporation - (Canada) *,**                           (274,465)
   (20,000)          Genmab A/S - (Denmark) *,**                                       (1,019,920)
   (16,000)          Illumina, Inc. *                                                  (1,214,400)
  (117,300)          Incyte Genomics, Inc.(a) *                                        (1,232,823)
   (74,300)          Intercell AG - (Austria) *,**                                     (3,089,309)
  (981,700)          Oxford Biomedica Plc                                                (448,764)
   (81,500)          Protherics Plc                                                       (87,471)
  (140,000)          Zeltia S.A. - (Spain) **                                          (1,027,112)
                                                                                     ------------
                                                                                       (9,978,524)
                                                                                     ------------
                     MEDICAL - DRUGS ((22.53)%)
  (116,800)          Antisoma Plc - (United Kingdom) *,**                                 (53,393)
  (155,000)          Auxilium Pharmaceuticals, Inc. *                                  (4,144,700)
  (270,000)          Dainippon Sumitomo Pharma Co., Ltd. - (Japan) **                  (2,471,191)
   (90,000)          Eli Lilly and Co. (a)                                             (4,643,100)
  (179,800)          Flamel Technologies - (France) *,**                               (1,675,736)
  (160,000)          GlaxoSmithKline PLC - (United Kingdom) **                         (3,389,911)


                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008


SHARES                                                                              MARKET VALUE
-------------------------------------------------------------------------------------------------
                     COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                     -----------------------------------------------
                     MEDICAL - DRUGS (CONTINUED)
  (217,300)          H. Lundbeck A/S - (Denmark) **                                  $ (5,448,372)
    (5,800)          Hi-Tech Pharmacal Co., Inc. *,(a)                                    (52,490)
   (47,400)          King Pharmaceuticals, Inc. *                                        (412,380)
   (87,800)          KV Pharmaceutical Co. *                                           (2,191,488)
  (107,000)          Ono Pharmaceutical Co., Ltd. - (Japan) **                         (5,181,494)
  (172,000)          Pain Therapeutics, Inc. *                                         (1,453,400)
   (31,200)          Sanofi-Aventis - (France) **                                      (2,349,307)
   (63,700)          Sciele Pharma, Inc.                                               (1,242,150)
   (60,000)          Shire Pharmaceuticals Gr (c)                                      (3,477,600)
   (13,000)          Synta Pharmaceuticals Corp. *                                       (105,170)
   (73,100)          Taisho Pharmaceutical Co., Ltd. - (Japan) **                      (1,451,939)
   (94,800)          Valeant Pharmaceuticals International *                           (1,216,284)
                                                                                     ------------
                                                                                      (40,960,105)
                                                                                     ------------
                     MEDICAL INSTRUMENTS ((1.97)%)
  (190,000)          Boston Scientific Corp. *                                         (2,445,300)
   (73,200)          Bruker Corporation *                                              (1,126,548)
                                                                                     ------------
                                                                                       (3,571,848)
                                                                                     ------------
                     MEDICAL PRODUCTS ((2.37)%)
   (48,000)          Johnson & Johnson                                                 (3,113,760)
   (60,900)          Luminex Corp. *                                                   (1,196,685)
                                                                                     ------------
                                                                                       (4,310,445)
                                                                                     ------------
                     STOCK INDEX ((8.06)%)
   (28,000)          iShares Nasdaq Biotechnology Index Fund *                         (2,121,840)
  (152,525)          Ishares Russell 2000 Index Fund                                  (10,415,932)
   (16,000)          Standard & Poor's Depositary Receipts (c)                         (2,111,520)
                                                                                     ------------
                                                                                      (14,649,292)
                                                                                     ------------
                     THERAPEUTICS ((1.24)%)
   (22,900)          Alnylam Pharmaceuticals Inc. *                                      (558,760)
  (139,800)          Dendreon Corp. *                                                    (673,836)
  (249,500)          Questcor Pharmaceuticals, Inc. *                                  (1,027,940)
                                                                                     ------------
                                                                                       (2,260,536)
                                                                                     ------------
                     TOTAL COMMON STOCK SOLD, NOT YET PURCHASED
                     (Cost $(83,805,261))                                             (80,921,230)
                                                                                     ------------


                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008

NUMBER OF
CONTRACTS                                                                           MARKET VALUE
-------------------------------------------------------------------------------------------------
                     WRITTEN OPTIONS ((0.97)%)
                     -------------------------
                     MEDICAL - BIOMEDICAL/GENETICS ((0.03)%)
      (510)          Genentech Inc. $85.00 04/19/08 Call                             $    (30,600)
      (465)          Savient Pharmaceuticals, Inc. $17.50 04-19-08 Put                    (20,925)
                                                                                     ------------
                                                                                          (51,525)
                                                                                     ------------
                     MEDICAL - DRUGS ((0.51)%)
      (575)          Bristol-Myers Squibb Company $25.00 6/21/08 Put                     (241,500)
      (400)          Eli Lilly And Company $55.00 4/19/08 Call                             (6,000)
      (400)          Eli Lilly And Company $60.00 4/19/08 Call                             (1,000)
      (520)          Novartis Ag - Reg $55.05 4/18/08 Put                                (225,923)
      (800)          Par Pharmaceutical Cos, Inc. $20.00 08/16/08 Put                    (316,000)
      (800)          Par Pharmaceutical Cos, Inc. $30.00 08/16/08 Call                    (14,000)
      (700)          Taisho Pharmaceuticals Co.,ltd 05/16/08, 201 Put                     (90,147)
      (595)          Wyeth $40.00 04/19/08 Put                                            (32,725)
                                                                                     ------------
                                                                                         (927,295)
                                                                                     ------------
                     MEDICAL - GENERIC DRUGS ((0.02)%)
      (475)          Teva Pharmaceutical Industries Ltd $45.00 4/19/08 Put                (28,500)
                                                                                     ------------
                     STOCK INDEX ((0.22)%)
    (1,250)          Ishares Nasdaq Biotech Index $65.00 4/19/08 Put                      (12,500)
      (475)          Ishares Nasdaq Biotech Index $70.00 6/21/08 Put                      (74,813)
    (1,380)          Ishares Nasdaq Biotech Index $75.00 04/19/08 Call                   (313,950)
                                                                                     ------------
                                                                                         (401,263)
                                                                                     ------------
                     THERAPEUTICS ((0.19)%)
    (1,800)          Dendreon Corp., $7.50 1/17/09 Call                                  (307,800)
      (345)          Gilead Sciences, Inc. $47.50 04/19/08 Put                            (15,525)
      (435)          Imclone Systems Incorporated $40.00 04/19/08 Put                     (23,925)
      (460)          Isis Pharmaceuticals, Inc. $22.50 04/19/08 Call                       (3,450)
                                                                                     ------------
                                                                                         (350,700)
                                                                                     ------------
                     TOTAL WRITTEN OPTIONS (Cost $(1,928,486))                         (1,759,283)
                                                                                     ------------

                                                                                         VALUE
-------------------------------------------------------------------------------------------------
                     DERIVATIVE CONTRACTS ((0.41)%)
                     ------------------------------
                     SWAPS ((0.41)%)
                     Equity Swap, long exposure                                        (1,811,625)
                     Equity Swap, short exposure                                        1,071,476
                                                                                     ------------
                                                                                         (740,149)
                                                                                     ------------
                     TOTAL DERIVATIVE CONTRACTS--net                                     (740,149)
                                                                                     ============
                     TOTAL INVESTMENTS IN SECURITIES -- 73.77%                        134,095,088
                                                                                     ------------
                     OTHER ASSETS IN EXCESS OF OTHER LIABILITIES -- 26.23%             47,682,782
                                                                                     ------------
                     TOTAL NET ASSETS -- 100.00%                                     $181,777,870
                                                                                     ============

                                                     UBS EUCALYPTUS FUND, L.L.C.

                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                                                  MARCH 31, 2008

*    Non-income producing security
**   Foreign
(a) Partially or wholly held ($170,699,430 total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
(b)  Private investment in public equity (freely tradeable) at market value.
(c)  American Depository Receipt
(d)  Australian Dollar


                                                                      UBS EUCALYPTUS FUND, L.L.C.

                                                                SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                      (UNAUDITED)
-------------------------------------------------------------------------------------------------
                                                                                   MARCH 31, 2008

EQUITY SWAPS
------------

UBS EUCALYPTUS FUND, L.L.C. HAD THE FOLLOWING OPEN EQUITY SWAPS AS OF MARCH 31, 2008:

   NOTIONAL       MATURITY                                                            UNREALIZED
    AMOUNT          DATE                    DESCRIPTION                     APPRECIATION/(DEPRECIATION)
  ---------      ----------                -------------                   ----------------------------

     Buy             *    Agreement with Goldman Sachs & Co., to receive the
$21,350,360.70            total return of the Orbimed Custom Index M&A Modified
                          in exchange for an amount to be paid monthly, equal to
                          the USD LIBOR-BBA Monthly plus 40 bps.                           $(1,811,625)


    Sell
$(19,117,540.23)     *    Agreement with Goldman Sachs & Co., to receive the
                          total return of the Orbimed Custom Modified Short Hedge
                          in exchange for an amount to be paid monthly, equal to
                          the USD LIBOR-BBA Monthly plus 80 bps.                           $ 1,071,476
                                                                                           -----------
                                                                                           $  (740,149)
                                                                                           ===========

---------------
  *  Perpetual maturity. Resets monthly.


                                                            March 31, 2008
Investments in Securities - by Country (Unaudited)   Percentage of Net Assets(%)
-------------------------------------------------    ---------------------------

United States of America                                      73.59%
Japan                                                          6.48%
Switzerland                                                    2.33%
Germany                                                        0.58%
Canada                                                         0.60%
Australia                                                      0.11%
Spain                                                         (0.57)%
Netherlands                                                   (0.73)%
United Kingdom                                                (1.12)%
Austria                                                       (1.70)%
France                                                        (2.21)%
Denmark                                                       (3.18)%



Investments in Derivative Contracts -                       March 31, 2008
by Country (Unaudited)                               Percentage of Net Assets(%)
-------------------------------------------------    ---------------------------

United States of America                                      (0.41)%

The following is a summary of the inputs used, as of March 31, 2008, in valuing the Fund's assets at fair value:

   -----------------------------------------------------------------------------------------------------
                                                            INVESTMENTS IN              OTHER FINANCIAL
   VALUATION INPUTS                                           SECURITIES                  INSTRUMENTS*
   -----------------------------------------------------------------------------------------------------
   LEVEL 1 - QUOTED PRICES                                  $ 124,223,830                  $       --
   -----------------------------------------------------------------------------------------------------
   LEVEL 2 - OTHER SIGNIFICANT OBSERVABLE INPUTS            $  10,611,407                  $ (740,149)
   -----------------------------------------------------------------------------------------------------
   LEVEL 3 - OTHER SIGNIFICANT UNOBSERVABLE INPUTS          $          --                  $       --
   -----------------------------------------------------------------------------------------------------
      TOTAL                                                 $ 134,835,237                  $ (740,149)
   -----------------------------------------------------------------------------------------------------

   *    Other Financial Instruments include Swap Contracts.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Ubs Eucalyptus Fund, L.L.C.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer

Date   May 28, 2008
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Stephen Roussin
                         -------------------------------------------------------
                           Stephen Roussin, Principal Executive Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Financial Officer


Date   May 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.